Accumulated Other Comprehensive Loss Roll Forward (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Feb. 26, 2017	Feb. 28, 2016	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ (417,881)
Gross changes	12,375	$ (6,486)	$ (53,991)	$ 9,804	$ (74,543)
Income tax benefit (expense) related to items of other comprehensive (loss) income	(2,811)	(1,224)	6,211	(13,602)	10,903
Total other comprehensive (loss) income, before related income taxes			(47,780)	(3,798)	(63,640)
Ending Balance	(408,317)		(417,881)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(427,314)	(379,066)	(379,066)	(375,340)	(312,029)
Gross changes			(54,459)	9,876	(74,214)
Income tax benefit (expense) related to items of other comprehensive (loss) income			6,211	(13,602)	10,903
Total other comprehensive (loss) income, before related income taxes			(48,248)	(3,726)	(63,311)
Ending Balance			(427,314)	(379,066)	(375,340)
Pension and Postretirement Benefits Liability Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(252,027)	(236,340)	(236,340)	(261,454)	(226,772)
Gross changes			(22,925)	38,785	(53,323)
Income tax benefit (expense) related to items of other comprehensive (loss) income			7,238	(13,671)	18,641
Total other comprehensive (loss) income, before related income taxes			(15,687)	25,114	(34,682)
Ending Balance			(252,027)	(236,340)	(261,454)
Net Investment Hedges Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(18,757)	(18,247)	(18,247)	(21,721)	(26,699)
Gross changes			(829)	385	13,404
Income tax benefit (expense) related to items of other comprehensive (loss) income			319	3,089	(8,426)
Total other comprehensive (loss) income, before related income taxes			(510)	3,474	4,978
Ending Balance			(18,757)	(18,247)	(21,721)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(158,498)	(126,359)	(126,359)	(94,399)	(59,824)
Gross changes			(30,848)	(28,719)	(35,872)
Income tax benefit (expense) related to items of other comprehensive (loss) income			(1,291)	(3,241)	1,297
Total other comprehensive (loss) income, before related income taxes			(32,139)	(31,960)	(34,575)
Ending Balance			(158,498)	(126,359)	(94,399)
Unrealized Gain (Loss) on Marketable Securities Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	1,968	1,880	1,880	2,234	1,266
Gross changes			143	(575)	1,577
Income tax benefit (expense) related to items of other comprehensive (loss) income			(55)	221	(609)
Total other comprehensive (loss) income, before related income taxes			88	(354)	968
Ending Balance			1,968	1,880	2,234
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	9,433	8,965	8,965	9,037	9,366
Gross changes			468	(72)	(329)
Income tax benefit (expense) related to items of other comprehensive (loss) income			0	0	0
Total other comprehensive (loss) income, before related income taxes			468	(72)	(329)
Ending Balance			9,433	8,965	9,037
Accumulated Other Comprehensive Income Loss Including Portion Attributable To Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ (417,881)	$ (370,101)	(370,101)	(366,303)	(302,663)
Gross changes			(53,991)	9,804	(74,543)
Income tax benefit (expense) related to items of other comprehensive (loss) income			6,211	(13,602)	10,903
Total other comprehensive (loss) income, before related income taxes			(47,780)	(3,798)	(63,640)
Ending Balance			$ (417,881)	$ (370,101)	$ (366,303)